Deposits - Summary of deposit from customers (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Categories of financial liabilities [abstract]
Demands deposits	R$ 40,310	R$ 70,190
Time deposits	1,586,399	4
Total	1,626,709	70,194
Current	997,285	R$ 70,191
Non-Current	R$ 629,424